Earnings per share - Weighted Average Number of Shares Outstanding Reconciliation (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
BP shareholders	$ 3,389	$ 115	$ (6,482)
Less: dividend requirements on preference shares	1	1	2
Profit (loss) for the year attributable to BP ordinary shareholders	$ 3,388	$ 114	$ (6,484)
Ordinary Shares
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	19,692,613	18,744,800	18,323,646
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	123,829	110,519	0
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	19,816,442	18,855,319	18,323,646
American Depositary Share
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	3,282,102	3,124,133	3,053,941
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	20,638	18,420	0
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	3,302,740	3,142,553	3,053,941